SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Gross Revenues by Products and Services

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2012	2013	2014

Products:
Smart cards	$75,185	$78,256	$67,108
Other products	10,134	4,670	6,412

Subtotal	85,319	82,926	73,520

Services:
Head-end system integration	2,175	2,731	4,591
Head-end system development	987	1,103	1,566
Licensing income	1,246	1,098	2,516
Royalty income	382	512	585
Other services	135	77	165

Subtotal	4,925	5,521	9,423

Total	$90,244	$88,447	$82,943